Current Assets - Trade and Other Receivables, Net - Schedule of Current Assets - Trade and Other Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Current Assets Trade And Other Receivables Net Abstract
Trade receivables	$ 58,176	$ 752,584
Other receivables	289,874	196,641
Trade and other receivables, net	$ 348,050	$ 949,225